Segment Results - Schedule Of Reconciliations Of Consolidated Adjusted Income (Loss) Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total consolidated loss from continuing operations before income tax									$ (1,483,004)	$ (3,923,856)	$ (1,437,864)
Interest expense, net									488,228	452,679	373,214
Amortization of intangible assets									773,766	876,451	561,302
Acceleration of Auxilium employee equity awards at closing											37,600
Asset impairment charges	$ 130,400	$ 94,900	$ 725,000	$ 204,000	$ 3,518,100	$ 93,500	$ 40,000	$ 129,600	1,154,376	3,781,165	1,140,709
Acquisition-related costs	26,400	16,600	4,200	10,900	7,400	19,500	48,200	12,600	58,086	87,601	105,250
Costs associated with unused financing commitments									0	0	78,352
Other-than-temporary impairment of equity investment									0	0	18,869
Severance costs	84,500	80,700	24,600	22,700	37,100	9,800	22,200	38,500	53,000	57,900	60,200
Accelerated depreciation									123,700
Building costs											13,300
Provision for acquired remaining lease obligations											7,900
Transaction costs									8,100	63,800	170,900
Change in fair value of contingent consideration	$ 26,400	$ 15,400	$ 2,000	$ 6,200	$ (1,000)	$ 11,600	$ 23,900	$ (10,700)	49,949	23,823	(65,640)
Inventory Write-Offs
Segment Reporting Information [Line Items]
Restructuring expenses									13,700	24,500	41,200
Other Restructuring Costs
Segment Reporting Information [Line Items]
Restructuring expenses									22,000	25,100
Segment Reconciling Items
Segment Reporting Information [Line Items]
Interest expense, net									488,228	452,679	373,214
Corporate unallocated costs									165,298	189,043	171,242
Amortization of intangible assets									773,766	876,451	561,302
Inventory step-up and certain manufacturing costs that will be eliminated pursuant to integration plans									390	125,699	249,464
Upfront and milestone payments to partners									9,483	8,330	16,155
Separation benefits and other cost reduction initiatives									212,448	107,491	125,407
Impact of VOLTAREN® Gel generic competition									0	(7,750)	0
Acceleration of Auxilium employee equity awards at closing									0	0	37,603
Certain litigation-related and other contingencies, net									185,990	23,950	37,082
Asset impairment charges									1,154,376	3,781,165	1,140,709
Acquisition-related costs									58,086	87,601	105,250
Loss on extinguishment of debt									51,734	0	67,484
Costs associated with unused financing commitments									0	0	78,352
Other-than-temporary impairment of equity investment									0	0	18,869
Foreign currency impact related to the remeasurement of intercompany debt instruments									(1,403)	366	(25,121)
Other, net									(7,217)	(3,547)	(1,152)
Operating Segments
Segment Reporting Information [Line Items]
Total consolidated loss from continuing operations before income tax									$ 1,608,175	$ 1,717,622	$ 1,517,996